Other Post-Retirement Employee Benefit Plans (Weighted Average Assumptions Used To Determine Benefit Obligations) (Details) - Other Post-Retirement Benefits	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.80%
Medical trend rate - initial	7.10%	7.30%
Medical trend rate - grading period (in years)	14 years	15 years
Medical trend rate - ultimate	4.50%	4.50%